CONDENSED INTERIM STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	DEFICIT ACCUMULATED [Member]	Total
Beginning Balance at Aug. 31, 2018	$ 119,741	$ 13,594,497	$ (13,891,818)	$ (177,580)
Beginning Balance (shares) at Aug. 31, 2018	119,739,931
Shares issued for Private Placement on September 21 (Shares)	2,225,000
Shares issued for Private Placement on September 21	$ 2,225	44,750		46,975
Shares issued for Private Placement on March 27 (shares)	5,506,769
Shares issued for Private Placement on March 27	$ 5,507	91,554		97,061
Comprehensive Income (loss)			(422,341)	(422,341)
Ending Balance at Aug. 31, 2019	$ 127,473	13,730,801	(14,314,159)	(455,885)
Ending Balance (shares) at Aug. 31, 2019	127,471,700
Shares issued for LOI on October 28 (shares)	1,000,000
Shares issued for LOI	$ 1,000	10,489		11,489
Comprehensive Income (loss)			(49,607)	(49,607)
Ending Balance at Nov. 30, 2019	$ 128,473	13,741,290	(14,363,766)	(494,003)
Ending Balance (shares) at Nov. 30, 2019	128,471,700
Beginning Balance at Aug. 31, 2019	$ 127,473	13,730,801	(14,314,159)	(455,885)
Beginning Balance (shares) at Aug. 31, 2019	127,471,700
Shares issued for LOI on October 28 (shares)	1,000,000
Shares issued for LOI	$ 1,000	10,489		11,489
Share based compensation		17,308		17,308
Comprehensive Income (loss)			34,132	34,132
Ending Balance at Aug. 31, 2020	$ 128,473	13,758,598	(14,280,027)	(392,956)
Ending Balance (shares) at Aug. 31, 2020	128,471,700
Beginning Balance at Nov. 30, 2019	$ 128,473	13,741,290	(14,363,766)	(494,003)
Beginning Balance (shares) at Nov. 30, 2019	128,471,700
Stock options granted		17,308		17,308
Comprehensive Income (loss)			145,785	145,785
Ending Balance at Feb. 29, 2020	$ 128,473	13,758,598	(14,217,981)	(330,910)
Ending Balance (shares) at Feb. 29, 2020	128,471,700
Comprehensive Income (loss)			(30,797)	(30,797)
Ending Balance at May. 31, 2020	$ 128,473	13,758,598	(14,248,778)	(361,707)
Ending Balance (shares) at May. 31, 2020	128,471,700
Comprehensive Income (loss)			(31,249)	(31,249)
Ending Balance at Aug. 31, 2020	$ 128,473	13,758,598	(14,280,027)	(392,956)
Ending Balance (shares) at Aug. 31, 2020	128,471,700
Stock options granted		15,450		15,450
Comprehensive Income (loss)			222,603	222,603
Ending Balance at Nov. 30, 2020	$ 128,473	13,774,048	(14,057,424)	(154,903)
Ending Balance (shares) at Nov. 30, 2020	128,471,700
Beginning Balance at Aug. 31, 2020	$ 128,473	13,758,598	(14,280,027)	$ (392,956)
Beginning Balance (shares) at Aug. 31, 2020	128,471,700
Stock options exercised (shares)				2,720,000
Warrants exercised (shares)				40,000
Ending Balance at Feb. 28, 2021	$ 494,346	14,007,059	(14,352,649)	$ 148,756
Ending Balance (shares) at Feb. 28, 2021	136,231,700
Beginning Balance at Nov. 30, 2020	$ 128,473	13,774,048	(14,057,424)	(154,903)
Beginning Balance (shares) at Nov. 30, 2020	128,471,700
Shares issued for patent (Shares)	2,000,000
Shares issued for patent	$ 69,000			69,000
Private placement (shares)	3,000,000
Private placement	$ 159,009	20,991		180,000
Stock options granted		273,236		$ 273,236
Stock options exercised (shares)	2,720,000			2,720,000
Stock options exercised	$ 135,609	(60,561)		$ 75,048
Warrants exercised (shares)	40,000
Warrants exercised	$ 2,256	(656)		1,600
Comprehensive Income (loss)			(295,225)	(295,225)
Ending Balance at Feb. 28, 2021	$ 494,346	$ 14,007,059	$ (14,352,649)	$ 148,756
Ending Balance (shares) at Feb. 28, 2021	136,231,700